FEDERAL AND STATE INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense (benefit)

he following table presents components of income tax expense attributable to continuing operations:

	2015	2014	2013
Current	$2,735	$3,011	$915
Deferred	614	545	1,785
Total provision for income taxes	3,349	$3,556	$2,700

Schedule of Deferred Tax Asset

Deferred tax effects of principal temporary differences	2015	2014	2013
Allowance for possible loan and lease losses	$3,324	$3,055	$3,309
Deferred compensation	2,563	2,557	2,516
Write down of other real estate	-	9	314
Deferred gain on OREO sale	-	-	188
Amortization of core deposit intangible	(1,747)	(1,577)	(272)
Recognition of nonaccrual loan income	119	129	111
Unrealized losses on available-for-sale securities	1,644	2,124	6,613
Post-retirement benefit obligation	841	986	890
Accelerated depreciation	(691)	(973)	(822)
Amortization of goodwill	(1,229)	(1,109)	(2,591)
Dividend income - F&M West	-	-	(372)
Prepaid expenses	(135)	(135)	(178)
Other	(733)	31	240
Net deferred tax asset	$3,956	$5,097	$9,946

Schedule of Effective Income Tax Rate Reconciliation

Reconciliation of total income taxes reported with the amount of income taxes computed at the

Federal statutory rate (34% each year)	2015	2014	2013
Tax expense at statutory rate	$4,643	$4,692	$4,191
Increase (decrease) in taxes resulting from:
Tax-exempt interest	(1,226)	(1,060)	(1,144)
Nondeductible interest expense	19	14	18
Employee benefits	(80)	(128)	(196)
Other nondeductible expenses
(nontaxable income) - net	28	38	11

State income taxes net of federal tax benefit	106	-	-

Dividend income exclusion	-	-	-
Other	(141)	-	(180)
Total provision for income taxes	$3,349	$3,556	$2,700

Effective tax rate	24.4%	25.8%	21.9%